UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21032

CREDIT SUISSE SHORT DURATION BOND FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Short Duration Bond Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to June 30, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2007

(unaudited)

■  CREDIT SUISSE
SHORT DURATION BOND FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 30, 2007

Dear Shareholder:

Performance Summary

01/01/07 – 06/30/07

Fund & Benchmark	Performance
Class A1,2	1.72%
Class C1,2	1.36%
Merrill Lynch 1-3 Year U.S. Treasury Index[3]	2.11%

Performance for the Fund's Class A shares and Class C shares is without the maximum sales charge of 3.00% and 0.75%, respectively.2

Market Review: Inflation remains a primary concern

The U.S. bond market concluded the semiannual period ending June 30, 2007, in a volatile manner. Strong business investment and tight labor markets caused market participants to completely price out any chance of an easing by the Federal Reserve. As a result, bond prices declined dramatically in May and June despite continued weakness in the housing market.

Housing continues to show no signs of a bottom as home prices continue to fall and inventories rise. Mortgage delinquencies have also continued to increase with sub-prime adjustable rate mortgages showing the worst delinquency rate of 15.75%. As a result, spreads on corporate and mortgage-backed securities widened versus their treasury counterparts as investors demanded higher spreads in order to be compensated for increased risk.

Inflation pressures decreased at the end of the period, with core PCE (a measure of price changes in consumer goods and services) inflation dipping below 2%. However, the stance of Fed officials, based off the June open market committee statement, revealed that inflation still remains the predominant concern. Inflation risk — in the form of tight labor markets, slowing productivity growth, a weaker dollar, strong global growth and rising food and energy prices — has the potential to cause inflation to rise later this year.

Strategic Review and Outlook: Expecting the market to remain volatile

For the six-month period ended June 30, 2007, the Fund's Class A shares returned 1.72% as compared to 2.11% for the Merrill Lynch 1-3 Year U.S. Treasury Index.

We continued to maintain modest risk in the portfolio by overweighting shorter-dated corporate bonds in order to enhance the yield of the portfolio without taking on undue credit risk. This added to performance as Fund returns exceeded those of comparable U.S. treasuries. Additionally, we remained overweight in

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

AAA mortgage securities at the highest part of the capital structure — as they offer yield enhancement without significant credit risk. Despite our focus on higher quality mortgage holdings, investor risk aversion caused our position to detract from performance as spreads widened dramatically versus U.S. treasuries. Finally, we remained underweight in interest rate risk in order to protect the price of the Fund from an increase in interest rates.

In our opinion, given the ongoing adjustment in housing, the strength in the labor markets and continued inflation risk, the Fed is on hold for the foreseeable future. As we head into 2008, the weakness in housing should dissipate and real GDP growth should rebound to around 3%. As a result, we expect investors will price in the risk of an interest rate increase rather than a decrease if inflation begins to pick up. We believe the bond market will remain volatile with the yield curve normalizing into the end of this year as growth prospects strengthen. Finally, we anticipate investors will continue to exhibit an aversion to risk with higher quality assets outperforming lower quality.

Kam T. Poon

Portfolio Manager

High yield bonds are lower-quality bonds also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities. Corporate, mortgage-backed and asset-backed securities generally entail greater risks than government securities, including greater credit risks.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

	1 Year	Since Inception	Inception Date
Class A Without Sales Charge	4.54%	2.78%	07/23/02
Class A With Maximum Sales Charge	1.38%	2.15%	07/23/02
Class C Without CDSC	3.91%	1.72%	05/01/03
Class C With CDSC	3.16%	1.72%	05/01/03

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 3.00%), was down 1.34%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 0.75%), was 0.61%.

3  The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of U.S.-dollar denominated U.S. Treasury notes and bonds with remaining time to maturity of between one year and three years, and with at least $1 billion in outstanding principal. It is a rules-based index that is compiled and distributed by Merrill Lynch & Co. Investors cannot invest directly in an index.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Fund Return	Class A	Class C
Beginning Account Value 1/1/07	$1,000.00	$1,000.00
Ending Account Value 6/30/07	$1,017.20	$1,013.60
Expenses Paid per $1,000*	$4.25	$6.74
Hypothetical 5% Fund Return
Beginning Account Value 1/1/07	$1,000.00	$1,000.00
Ending Account Value 6/30/07	$1,020.58	$1,018.10
Expenses Paid per $1,000*	$4.26	$6.76
	Class A	Class C
Annualized Expense Ratios*	0.85%	1.35%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expense Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	60.2%
AA	4.6%
A	12.0%
BBB	11.9%
BB	0.8%
B	3.5%
CCC	0.4%
Subtotal	93.4%
Short-Term Investments	6.6%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Short Duration Bond Fund

Schedule of Investments

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (31.2%)
Automobile Manufacturers (1.4%)
$375	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB, Baa1)	03/15/11	5.875	$377,224
Banks (0.9%)
250	HSBC Bank USA, Series BKNT, Global Senior Notes#	(AA, Aa2)	09/21/07	5.430	250,074
Chemicals (0.5%)
125	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	129,062
Diversified Financials (12.0%)
300	CIT Group Holdings, Inc., Senior Notes#	(A, A2)	01/30/09	5.505	299,626
250	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	249,888
250	General Electric Capital Corp., Series MTN, Global Senior Notes#	(AAA, Aaa)	10/21/10	5.455	250,488
525	General Electric Capital Corp., Series MTNA, Global Notes#	(AAA, Aaa)	07/28/08	5.455	525,752
400	General Electric Capital Corp., Series MTNA, Global Notes#	(AAA, Aaa)	12/15/09	5.480	401,098
325	Goldman Sachs Group, Inc., Global Notes	(AA-, Aa3)	06/15/10	4.500	317,087
57	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)	(B, B2)	02/15/12	10.250	59,993
125	International Lease Finance Corp., Global Unsubordinated Notes	(AA-, A1)	04/01/09	3.500	121,133
275	JPMorgan Chase & Co., Global Notes	(AA-, Aa2)	03/15/09	3.500	266,869
535	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	02/22/11	6.000	518,100
250	Residential Capital Corp., Global Senior Notes#	(BBB-, Baa3)	04/17/09	6.457	249,689
					3,259,723
Electric (1.8%)
500	Public Service Company of New Mexico, Senior Notes	(BBB, Baa2)	09/15/08	4.400	492,305
Electronics (0.4%)
125	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(B, B1)	05/15/13	7.750	120,781
Environmental Control (0.7%)
200	Waste Management, Inc., Senior Notes	(BBB, Baa3)	11/15/08	6.500	202,324
Food (0.4%)
100	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB, Ba3)	10/15/09	8.000	103,500
Insurance (3.4%)
300	American International Group, Inc., Global Notes	(AA, Aa2)	05/15/08	2.875	293,476
635	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes#	(AAA, Aaa)	01/11/08	5.400	635,714
					929,190

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Lodging (0.4%)
$100		Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)#	(B+, B1)	10/15/10	9.500	$104,500
Machinery (0.4%)
100		Case New Holland, Inc., Global Company Guaranteed Notes	(BB+, Ba3)	06/01/09	6.000	100,000
Media (4.2%)
500		Comcast Cable Communications, Inc., Notes	(BBB+, Baa2)	11/15/08	6.200	504,129
500		Cox Communications, Inc., Notes	(BBB-, Baa3)	10/01/08	3.875	489,837
100		CSC Holdings, Inc., Senior Notes	(B+, B2)	07/15/08	7.250	101,000
45		Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $102.67)	(B, Ba3)	03/15/12	8.000	46,350
						1,141,316
Savings & Loans (1.1%)
300		Washington Mutual, Inc., Global Notes	(A-, A2)	01/15/10	4.200	290,935
Telecom - Wireless (0.6%)
100		Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+, B2)	06/15/13	10.125	107,750
50		Rural Cellular Corp., Global Secured Notes (Callable 03/15/08 @ $104.12)	(B+, Ba3)	03/15/12	8.250	51,375
						159,125
Telecommunications (3.0%)
400		Sprint Capital Corp., Global Company Guaranteed Notes	(BBB, Baa3)	05/01/09	6.375	405,087
430		Verizon Global Funding Corp., Global Senior Unsecured Notes	(A, A3)	01/15/08	4.000	426,870
						831,957
TOTAL CORPORATE BONDS (Cost $8,539,468)						8,492,016
ASSET BACKED SECURITIES	(14.3%)
372		Accredited Mortgage Loan Trust, Series 2003-1, Class A1#‡‡	(AAA, Aaa)	06/25/33	3.580	343,030
36		Ameriquest Finance NIM Trust, Series 2002-N4A#	(NR, NR)	09/25/32	10.330	5,443
230		Asset Backed Funding Certificates, Series 2003-AHL1, Class A1	(AAA, Aaa)	03/25/33	3.684	226,232
500		Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A2#‡‡	(AAA, Aaa)	01/25/37	5.420	499,688
38		GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7#	(AAA, Aaa)	06/25/28	6.465	38,270
3		GE Capital Mortgage Services, Inc., Series 1999-HE2, Class A5	(AAA, Aaa)	03/25/29	7.510	3,039

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES
$930	Harley-Davidson Motorcycle Trust, Series 2004-2, Class A2#‡‡	(AAA, Aaa)	02/15/12	3.560	$914,639
52	IMC Home Equity Loan Trust, Series 1997-5, Class A10#	(AAA, Aaa)	11/20/28	6.880	51,720
102	Indymac Home Equity Loan Asset Backed Trust, Series 2000-C, Class AF6	(AAA, Aaa)	02/25/30	7.340	101,559
650	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF2	(AAA, Aaa)	07/25/35	4.332	646,873
2	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4#‡‡	(AAA, Aaa)	10/25/31	6.790	1,676
635	Residential Asset Mortgage Products, Inc., Series 2003-RS3, Class AI4‡‡	(AAA, Aaa)	04/25/33	5.670	625,880
432	Whole Auto Loan Trust, Series 2003-1, Class A4#	(AAA, Aaa)	03/15/10	2.580	428,034
TOTAL ASSET BACKED SECURITIES (Cost $3,991,019)					3,886,083
MORTGAGE BACKED SECURITIES (38.2%)
438	Bank of America Funding Corp., Series 2006-E, Class 2A1#‡‡	(AAA, Aaa)	06/20/36	5.843	437,941
400	Bank of America Mortgage Securities, Series 2006-A, Class 2A1#	(AAA, Aaa)	02/25/36	5.430	396,520
84	Countrywide Home Loans, Series 2006-HYB5, Class 2A1#‡‡	(AAA, Aaa)	09/20/36	5.868	84,456
682	Fannie Mae Pool #313409‡‡	(AAA, Aaa)	03/01/12	6.500	696,494
307	Fannie Mae Pool #545162‡‡	(AAA, Aaa)	12/01/13	6.500	314,758
95	Fannie Mae Pool #651933#‡‡	(AAA, Aaa)	07/01/32	5.125	96,044
914	Fannie Mae Pool #675346#‡‡	(AAA, Aaa)	12/01/32	4.501	928,304
623	Fannie Mae Pool #703707#‡‡	(AAA, Aaa)	02/01/33	4.357	631,614
633	Fannie Mae Pool #735196#‡‡	(AAA, Aaa)	11/01/34	4.003	635,837
670	Fannie Mae Pool #831730#‡‡	(AAA, Aaa)	09/01/36	6.500	676,559
600	Fannie Mae, Global Notes‡‡	(AAA, Aaa)	05/15/10	4.125	583,369
830	Federal Home Loan Bank, Global Bonds‡‡	(AAA, Aaa)	03/17/10	4.375	814,183
109	Federal Home Loan Mortgage Corp., Series 2474, Class NE‡‡	(AAA, Aaa)	07/15/17	5.000	107,925
149	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1#‡‡	(AAA, Aaa)	10/25/35	5.331	148,231
205	Freddie Mac Pool #789806#‡‡	(AAA, Aaa)	09/01/32	5.063	207,434
669	Freddie Mac Pool #A61428‡‡	(AAA, Aaa)	02/01/37	6.000	663,074
250	Freddie Mac, Series MTN, Notes (Callable 07/28/07 @ $100.00)‡‡	(AAA, Aaa)	01/28/08	5.000	249,466
127	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds‡‡	(AAA, Aaa)	04/15/29	6.703	127,433
413	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A#‡‡	(AAA, Aaa)	03/19/37	5.560	414,020
322	JPMorgan Alternative Loan Trust, Series 2005-A2 Class 1A1#‡‡	(AAA, Aaa)	01/25/36	5.580	321,939
461	JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1#‡‡	(AAA, Aaa)	06/25/36	5.833	463,050

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MORTGAGE BACKED SECURITIES
$254	JPMorgan Mortgage Trust, Series 2007-A2, Class 2A1#‡‡	(AAA, Aaa)	04/25/37	5.727	$252,529
192	Master Adjustable Rate Mortgages Trust, Series 2003-1, Class 2A1#‡‡	(AAA, Aaa)	12/25/32	4.650	189,808
238	Merrill Lynch Alternative Note, Series 2007-A1, Class A2A#‡‡	(AAA, Aaa)	01/25/37	5.390	237,742
243	WaMu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 2A2#‡‡	(AAA, Aaa)	11/25/36	6.409	245,406
482	Washington Mutual, Series 2005-AR7, Class A1#‡‡	(AAA, Aaa)	08/25/35	4.919	477,296
TOTAL MORTGAGE BACKED SECURITIES (Cost $10,440,052)					10,401,432
FOREIGN BONDS (1.3%)
Diversified Financials (0.9%)
250	Diageo Capital PLC, Global Notes (United Kingdom)	(A-, A3)	11/19/07	3.500	248,137
Telecom - Integrated/Services (0.4%)
100	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B, Caa1)	11/01/08	5.250	99,000
TOTAL FOREIGN BONDS (Cost $345,395)					347,137
UNITED STATES TREASURY OBLIGATION (0.5%)
145	United States Treasury Notes (Cost $144,581)	(AAA, Aaa)	04/30/09	4.500	144,060
SHORT-TERM INVESTMENTS (13.9%)
668	Cobbler Funding LLC (Commercial Paper)		01/23/08	5.420	647,932
500	RAMS Funding Two LLC (Commercial Paper)		07/27/07	5.384	498,064
1,000	Rhineland Funding Capital Corp. (Commercial Paper)		07/10/07	5.390	998,655
850	Societe Generale N.A. (Commercial Paper)		11/26/07	5.358	831,724
776	State Street Bank and Trust Co. Euro Time Deposit		07/02/07	4.100	776,000
50	United States Treasury Bills		09/20/07	4.770	49,480
TOTAL SHORT-TERM INVESTMENTS (Cost $3,801,861)					3,801,855
TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $27,262,376)					27,072,583
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)					168,740
NET ASSETS (100.0%)					$27,241,323

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡‡  Collateral segregated for futures contracts.

#  Variable rate obligations - The interest rate shown is the rate as of June 30, 2007.

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value (Cost $27,262,376) (Note 2)	$27,072,583
Cash	338
Interest receivable	191,093
Receivable for fund shares sold	19,222
Variation margin receivable (Note 2)	12,312
Prepaid expenses	24,897
Total Assets	27,320,445
Liabilities
Advisory fee payable (Note 3)	224
Administrative services fee payable (Note 3)	2,677
Distribution fee payable (Note 3)	6,434
Dividend payable	47,949
Payable for fund shares redeemed	5,456
Trustees' fee payable	494
Other accrued expenses payable	15,888
Total Liabilities	79,122
Net Assets
Capital stock, $0.001 par value (Note 6)	2,823
Paid-in capital (Note 6)	31,344,680
Accumulated net investment loss	(23,207)
Accumulated net realized loss on investments and futures contracts	(3,890,308)
Net unrealized depreciation on investments and futures contracts	(192,665)
Net Assets	$27,241,323
A Shares
Net assets	$25,291,176
Shares outstanding	2,621,100
Net asset value and redemption price per share	$9.65
Maximum offering price per share (net asset value/ (1-3.00%))	$9.95
C Shares
Net assets	$1,950,147
Shares outstanding	201,997
Net asset value and offering price per share	$9.65

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Interest	$719,482
Total investment income	719,482
Expenses
Investment advisory fees (Note 3)	56,171
Administrative services fees (Note 3)	22,191
Distribution fees (Note 3)
Class A	32,440
Class C	7,999
Registration fees	11,677
Trustees' fees	10,339
Audit and tax fees	9,991
Printing fees (Note 3)	9,099
Legal fees	7,926
Custodian fees	5,482
Transfer agent fees	3,124
Insurance expense	1,570
Commitment fees (Note 4)	552
Total expenses	178,561
Less: fees waived (Note 3)	(53,866)
Net expenses	124,695
Net investment income	594,787
Net Realized and Unrealized Gain (Loss) from Investments and Futures Contracts
Net realized loss from investments	(92,123)
Net realized loss from futures contracts	(54,838)
Net change in unrealized appreciation (depreciation) from investments	6,482
Net change in unrealized appreciation (depreciation) from futures contracts	16,165
Net realized and unrealized gain (loss) from investments and futures contracts	(124,314)
Net increase in net assets resulting from operations	$470,473

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income	$594,787	$1,584,952
Net realized loss from investments and futures contracts	(146,961)	(394,594)
Net change in unrealized appreciation (depreciation) from investments and futures contracts	22,647	414,442
Net increase in net assets resulting from operations	470,473	1,604,800
From Dividends
Dividends from net investment income
Class A shares	(554,681)	(1,545,531)
Class C shares	(40,106)	(90,911)
Net decrease in net assets resulting from dividends	(594,787)	(1,636,442)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,568,954	5,255,912
Reinvestment of dividends	306,377	787,334
Net asset value of shares redeemed	(5,717,439)	(33,173,546)
Net decrease in net assets from capital share transactions	(2,842,108)	(27,130,300)
Net decrease in net assets	(2,966,422)	(27,161,942)
Net Assets
Beginning of period	30,207,745	57,369,687
End of period	$27,241,323	$30,207,745
Accumulated net investment loss	$(23,207)	$(23,207)

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,		For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2006	2005	2004[1]	2004	2003	2002[2]
Per share data
Net asset value, beginning of period	$9.69	$9.68	$9.89	$9.97	$10.02	$10.03	$10.00
INVESTMENT OPERATIONS
Net investment income	0.21[3]	0.36[3]	0.31[3]	0.09[3]	0.23[3]	0.34	0.03
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.04)	0.02	(0.19)	(0.07)	0.02	(0.01)	0.03
Total from investment operations	0.17	0.38	0.12	0.02	0.25	0.33	0.06
LESS DIVIDENDS
Dividends from net investment income	(0.21)	(0.37)	(0.33)	(0.10)	(0.30)	(0.34)	(0.03)
Net asset value, end of period	$9.65	$9.69	$9.68	$9.89	$9.97	$10.02	$10.03
Total return[4]	1.72%	4.05%	1.24%	0.21%	2.57%	3.33%	0.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$25,291	$27,825	$54,082	$88,273	$102,529	$241,869	$116,198
Ratio of expenses to average net assets	0.85%[5]	0.85%	0.85%	0.85%[5]	0.85%	0.81%	0.75%[5]
Ratio of net investment income to average net assets	4.28%[5]	3.73%	3.16%	2.60%[5]	2.33%	2.62%	2.85%[5]
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.38%[5]	0.37%	0.19%	0.26%[5]	0.14%	0.21%	0.64%[5]
Portfolio turnover rate	41%	72%	101%	12%	82%	62%	0%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  For the period July 23, 2002 (inception date) through August 31, 2002.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,		For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2006	2005	2004[1]	2004	2003[2]
Per share data
Net asset value, beginning of period	$9.70	$9.69	$9.89	$9.98	$10.02	$10.16
INVESTMENT OPERATIONS
Net investment income	0.18[3]	0.31[3]	0.26[3]	0.07[3]	0.18[3]	0.08
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.05)	0.03	(0.18)	(0.08)	0.03	(0.14)
Total from investment operations	0.13	0.34	0.08	(0.01)	0.21	(0.06)
LESS DIVIDENDS
Dividends from net investment income	(0.18)	(0.33)	(0.28)	(0.08)	(0.25)	(0.08)
Net asset value, end of period	$9.65	$9.70	$9.69	$9.89	$9.98	$10.02
Total return[4]	1.36%	3.54%	0.85%	(0.06)%	2.16%	(0.62)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,950	$2,383	$3,288	$6,338	$7,204	$1,912
Ratio of expenses to average net assets	1.35%[5]	1.35%	1.35%	1.35%[5]	1.35%	1.35%[5]
Ratio of net investment income to average net assets	3.76%[5]	3.23%	2.67%	2.10%[5]	1.83%	(1.18)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.38%[5]	0.37%	0.19%	0.26%[5]	0.14%	0.16%[5]
Portfolio turnover rate	41%	72%	101%	12%	82%	62%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  For the period May 1, 2003 (inception date) through August 31, 2003.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Short Duration Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to maximize total return to the extent consistent with prudent investment and the preservation of capital. The Fund was organized under the laws of the State of Delaware as a business trust on January 31, 2002.

The Fund is authorized to offer two classes of shares: Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Class A shares are sold subject to a front end sales charge of up to 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 0.75% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse") , an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2007, the Fund had the following open futures contracts:

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes Futures	72	09/28/07	$14,694,930	$14,672,250	$(22,680)
U.S. Treasury 5 Year Notes Futures	(29)	09/28/07	(3,038,074)	(3,018,266)	19,808
			$11,656,856	$11,653,984	$(2,872)

H) OPTIONS — The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. At June 30, 2007, the Fund has no outstanding options contracts.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the six months ended June 30, 2007 investment advisory fees earned and voluntarily waived were $56,171 and $53,866, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended June 30, 2007, co-administrative services fees earned by CSAMSI were $12,639.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $9,552.

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares, although under the Class C 12b-1 plan, the Fund is authorized to pay up to 1.00% of the average daily net assets.

For the six months ended June 30, 2007, CSAMSI and its affiliates advised the Fund that they retained $183 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2007, Merrill was paid $17,331 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007, and during the six months ended June 30, 2007, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investments		U.S. Government and Agency Obligations
Purchases	Sales	Purchases	Sales
$2,824,972	$5,179,055	$8,172,866	$7,065,972

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 5. Purchases and Sales of Securities

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $27,262,376, $34,125, $(223,918) and $(189,793), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Class A shares and Class C shares. Transactions in capital shares for each class were as follows:

	Class A
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	261,753	$2,538,658	519,645	$5,018,217
Shares issued in reinvestment of dividends	31,015	300,279	80,138	774,708
Shares redeemed	(543,072)	(5,256,988)	(3,314,367)	(32,017,189)
Net decrease	(250,304)	$(2,418,051)	(2,714,584)	$(26,224,264)
	Class C
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	3,129	$30,296	24,604	$237,695
Shares issued in reinvestment of dividends	630	6,098	1,305	12,626
Shares redeemed	(47,516)	(460,451)	(119,551)	(1,156,357)
Net decrease	(43,757)	$(424,057)	(93,642)	$(906,036)

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate percentage of outstanding shares
Class A	4	43%
Class C	2	79%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

Credit Suisse Short Duration Bond Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

• Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

Credit Suisse Short Duration Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ WWW.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   SDA-SAR-0607

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SHORT DURATION BOND FUND

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 4, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 4, 2007